1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

October 22, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Schwab Capital Trust Post-Effective Amendment No. 119 to Registration Statement on Form N-1A (File Nos. 33-62470 and 811-7704)

Ladies and Gentlemen:

Our client, Schwab Capital Trust (the “Trust”), has enclosed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), Post-Effective Amendment (“PEA”) No. 119 to the Trust’s registration statement on Form N-1A, together with all Exhibits thereto (“Registration Statement”), under the 1933 Act and Amendment No. 120 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is made for the purpose of adding three additional series of the Trust: Schwab Target 2045 Fund, Schwab Target 2050 Fund and Schwab Target 2055 Fund.

Please contact Stephen Cohen at (202) 261-3304 or me at (202) 261-3305 with any questions or comments.

Sincerely,

/s/ Douglas P. Dick
Douglas P. Dick